Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies [Abstract]
Commitments and contingencies
17.	Commitments and contingencies

a.	In accordance with Mexican tax law, the tax authorities are empowered to examine transactions carried out during the five years prior to the most recent income tax return filed.

b.
In accordance with the Mexican tax Law, companies carrying out transactions with related parties are subject to certain requirements as to the determination of prices, which should be like those used in arm’s-length transactions. Should the tax authorities examine the transactions and reject the related-party prices, they could assess additional taxes plus the related inflation adjustment and interest, in addition to penalties of up to 100% of the omitted taxes.

c.
On September 10, 2019, and as amended on March 28, 2021, July 11, 2023  and the extension on January 19, 2024, the Group signed a Hotel Management Agreement with AMR Operaciones MX, S. de R L. de C. V. (AMR). Under this contract, AMR is solely engaged as an exclusive managing agent of the 1,016 keys  with the brands Vivid (400 keys) and Dreams (616 keys) of the Cancun complex on behalf of the Company, in exchange of certain fees for the services provided. The period commencing from the opening date and ending on December 31 of the 25th full Fiscal Year following the opening date

d.
On May 11, 2022, the Group signed a Hotel Services Agreement with Hyatt of Mexico, S.A. de C.V. (“Hyatt”). Under this contract, Hyatt is solely engaged as an exclusive managing agent of the Andaz Hotel on behalf of the Company, in exchange of certain fees for the services provided. The period commencing from the opening date and ending on December 31 of the 20th full Fiscal Year following the opening date.

e.
On May 11, 2022, the Group signed a Hotel Management Agreement with Ennismore Holdings US Inc. (“Accor”). Under this contract, Accor is solely engaged as an exclusive managing agent of the Mondrian Hotel on behalf of the Company, in exchange of certain fees for the services provided. The period commencing from the opening date and ending on December 31 of the 20th full Fiscal Year following the opening date.